Securitizations and Variable Interest Entities - Type and Carrying Value of Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Liabilities [Abstract]
Long-term borrowings	¥ 8,336,296	¥ 8,227,063
Transferred to SPEs [Member]
Trading assets
Equities	83,000	99,000
Debt securities	26,000	64,000
CMBS and RMBS	¥ 22,000	23,000
Long-term loans receivable		7,000
Total	¥ 131,000	193,000
Liabilities [Abstract]
Long-term borrowings	¥ 129,000	¥ 182,000